Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2016	$83,716	$(64,764)	$18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080
Additions	—	(2,032)	(2,032)

Favorable lease terms June 30, 2018	$83,716	$(77,668)	$6,048

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Favorable lease terms	$(1,016)	$(5,275)	$(2,032)	$(8,446)

Total	$(1,016)	$(5,275)	$(2,032)	$(8,446)

Aggregate Amortizations of Intangible Assets

Year	Amount
2019	2,299
2020	1,166
2021	1,166
2022 and thereafter	1,417

$6,048